Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Accumulated Other Comprehensive Income

	12.31.2017	12.31.2016	12.31.2015
Cash flow hedging reserve
Balances at the beginning of the year	—	54,402,733	(1,907,301)
Net change on revaluation of hedging instruments	—	(8,341,700)	84,945,905
Income tax related to gains/losses recognized in other comprehensive income	—	2,919,595	(29,731,067)
Amounts reclassified to (profit) or loss	—	(75,354,812)	1,684,882
Income tax related to amounts reclassified to profit or loss	—	26,374,184	(589,686)

Balances at the end of the year	—	—	54,402,733

Exchange differences on translating foreign operations
Balances at the beginning of the year	149,293,492	114,949,865	61,788,958
Exchange differences of the year attributable to the owners of the Company	101,151,222	34,343,627	53,160,907

Balances at the end of the year	250,444,714	149,293,492	114,949,865

Total accumulated other comprehensive income	250,444,714	149,293,492	169,352,598